 Investment Portfolioas of November 30, 2022 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
New York 96.9%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,458,961
Series B, AMT, 5.0%, 12/15/2026	500,000	525,030
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,374,738
Series D, 4.0%, 11/1/2051	1,000,000	895,795
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty- Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,061,536
Broome County, NY, Local Development Corp. Revenue, Good Shepherd Village, 4.0%, 1/1/2047	1,160,000	861,301
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,125,901
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	937,724
Series A, 4.0%, 11/1/2045	1,000,000	916,918
City of Long Beach, NY, 5.25%, 7/15/2042, INS: BAM	650,000	688,461
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	188,014
4.0%, 7/1/2037	200,000	186,085
4.0%, 7/1/2038	200,000	184,435
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,126,847
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	1,300,000	1,179,101
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	754,153
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035	5,000,000	5,493,007
Long Island, NY, Electric System Revenue, Power Authority:
5.0%, 9/1/2039	1,000,000	1,063,900
5.0%, 9/1/2047	500,000	520,554
Long Island, NY, Power Authority, Series B, 5.0%, 9/1/2036	1,000,000	1,054,846
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,640,833
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,071,544
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	861,370
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,189,460
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	993,388
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	937,985
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,082,624

New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,226,736
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,523,024
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,550,135
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	664,780
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,000,196
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	909,929
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	758,678
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,526,209
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	2,260,000	2,437,342
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,101,628
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “2”, 2.8%, 9/15/2069	2,750,000	2,482,786
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,290,048
Series B, 5.0%, 11/15/2043	1,000,000	987,686
Series D, 5.0%, 11/15/2043	1,000,000	987,686
Series A-2, 5.0% (a), 11/15/2045	2,665,000	2,821,211
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 1.0% (b), 12/1/2022, LOC: TD Bank NA	100,000	100,000
New York, New York State Dormitory Authority Revenue, State University:
5.0%, 7/1/2048	1,145,000	1,207,817
Prerefunded, 5.0%, 7/1/2048	855,000	955,684
New York, New York State Dormitory Authority Revenue, Yeshiva University, 5.0%, 7/15/2037	1,500,000	1,550,542
New York, State Bridge Authority Revenue:
Series B, 4.0%, 1/1/2035	525,000	540,697
Series B, 4.0%, 1/1/2036	650,000	663,896
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
4.0%, 7/1/2031	500,000	494,356
Series A, 4.0%, 7/1/2032	500,000	492,220
Series A, 4.0%, 7/1/2033	500,000	489,602
Series A, 4.0%, 7/1/2035	500,000	480,041
Series A, 5.0%, 7/1/2030	500,000	537,231
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,610,754
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,167,893
Series A, 5.0%, 7/1/2049	3,000,000	3,214,923
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	511,909
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,826,583
New York, State Dormitory Authority Revenue, Rockefeller University, Series A, 4.0%, 7/1/2042	3,000,000	2,936,361
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,972,547
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,549,296
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,043,020
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, 5.0%, 7/1/2033	360,000	376,832

New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.0%, 7/1/2049	1,250,000	1,324,595
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,042
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	1,871,038
Series A, 5.0%, 7/1/2038	1,000,000	1,064,676
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,276,567
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2049	1,500,000	1,418,087
Series A, 5.0%, 3/15/2045	2,835,000	2,989,024
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,811,010	1,252,205
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	159,912
Series A, 3.0%, 9/15/2043	2,000,000	1,636,313
Series A, 3.5%, 9/15/2052	1,000,000	774,457
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	735,000	719,243
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	818,687
New York, State Power Authority Revenue Green Transmission Project:
Series A, 4.0%, 11/15/2040, INS: AGMC	665,000	664,483
Series A, 4.0%, 11/15/2041, INS: AGMC	585,000	580,147
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	330,980
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2038	500,000	495,011
Series B, 4.0%, 1/1/2050	3,000,000	2,770,722
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	444,759
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 4.0%, 10/1/2030	1,000,000	974,343
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	894,613
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,100,000	1,005,563
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	1,750,000	1,738,437
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
AMT, 5.0%, 12/1/2034	105,000	107,330
AMT, 5.0%, 12/1/2036	275,000	278,434
AMT, 5.0%, 12/1/2041	1,525,000	1,507,937
New York, State Urban Development Corp. Personal Income Tax Revenue, Series E, 3.0%, 3/15/2048	2,000,000	1,545,748
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	3,000,000	2,855,248
New York, Transportation Development Corp. Special Facility Revenue, 5.0%, 12/1/2035	575,000	598,566
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1, 4.0%, 5/15/2046	1,000,000	963,394
Series A, 5.0%, 11/15/2056	1,000,000	1,055,279

New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 4.0%, 5/15/2040	1,000,000	994,980
Series B, 5.0%, 5/15/2030	1,000,000	1,154,605
Series C, 5.0%, 5/15/2047	3,000,000	3,234,573
Series A, 5.0%, 11/15/2049	660,000	700,854
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,392,013
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	932,959
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 1.05% (b), 12/1/2022, LIQ: State Street B&T Co.	200,000	200,000
Series BB-1, 4.0%, 6/15/2045	1,500,000	1,454,498
New York City, NY, Transitional Finance Authority Revenue, Series E-1, 4.0%, 2/1/2039	1,000,000	994,952
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-1, 4.0%, 5/1/2045	1,000,000	959,924
Series B1, 5.0%, 11/1/2040	4,000,000	4,077,820
Series F-1, 5.0%, 2/1/2043	585,000	634,958
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,078,940
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	1,884,118
New York, NY, General Obligation:
Series D-4, 1.0% (b), 12/1/2022, LOC: TD Bank NA	700,000	700,000
Series 2, 1.96% (b), 12/1/2022	300,000	300,000
Series B-3, 1.96% (b), 12/1/2022	4,825,000	4,825,000
Series 3, 2.1% (b), 12/1/2022	200,000	200,000
Series B-1, 5.0%, 12/1/2034	2,800,000	2,989,440
Series B, 5.25%, 10/1/2043	1,000,000	1,116,848
Series D-1, 5.5%, 5/1/2044	285,000	320,395
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
AMT, 5.0%, 4/1/2037	335,000	345,558
AMT, 5.0%, 4/1/2038	600,000	617,318
Oneida County, NY, Local Development Corp. Revenue, Utica College Project, 5.0%, 7/1/2049	1,770,000	1,694,585
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	297,149
Series B, 4.0%, 7/1/2040	290,000	262,644
5.0%, 7/1/2046	450,000	458,536
5.0%, 7/1/2051	700,000	709,257
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028 (c)	1,400,000	1,089,480
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,064,907
Port Authority of New York & New Jersey:
AMT, 5.0%, 10/1/2026	1,125,000	1,186,648
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	3,706,689
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,100,561
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,065,705
Suffolk County, NY, General Obligation, Series A, 5.0%, 6/15/2034	525,000	598,228
Suffolk County, NY, Tobacco Asset Securitization Corp., Series A-2, 4.0%, 6/1/2050	1,000,000	854,095
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	2,913,368
Triborough, NY, Bridge & Tunnel Authority Revenues, 5.0%, 5/15/2031	1,000,000	1,170,160
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, 5.0%, 5/15/2045	3,000,000	3,267,508
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	445,634
Series A, 5.0%, 9/1/2031	1,855,000	2,018,027
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,821,171

Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	289,900
Series A, 4.0%, 4/1/2051	600,000	572,694
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	570,676
Series A, 5.0%, 10/15/2050	325,000	288,443
Series A, 5.0%, 10/15/2054	465,000	408,765
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	658,655
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,531,327
		183,655,194
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 1/1/2046	155,000	155,760
Series A, 5.0%, 1/1/2050	145,000	145,678
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	400,000	335,893
Series C, AMT, 6.375%, 10/1/2043	155,000	159,134
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	169,401
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	215,852
Series A, 5.0%, 10/1/2038	190,000	194,898
Series A, 5.0%, 10/1/2040	135,000	137,833
		1,514,449
Puerto Rico 0.9%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	333,655
Series A1, 4.0%, 7/1/2046	515,217	397,927
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	460,553
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	2,400,000	604,860
		1,796,995
Total Municipal Investments (Cost $200,867,185)		186,966,638

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $200,867,185)	98.6	186,966,638
Other Assets and Liabilities, Net	1.4	2,559,418
Net Assets	100.0	189,526,056
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2022. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$186,966,638	$—	$186,966,638
Total	$—	$186,966,638	$—	$186,966,638

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH1
R-080548-2 (1/25)